CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Net loss	$ (3,060)	$ (12,280)	$ (25,793)	$ (313,948)	$ (310,888)	$ (81,872)
Interest rate derivatives designated as cash flow hedges
Unrealized holding loss arising during period			(80)	106		277
Net amount reclassified to earnings			85	113		338
Net change in unrealized gain (loss)			5	(7)		(61)
Comprehensive loss		(12,280)	(25,788)	(313,941)		(81,811)
Less: Comprehensive loss attributable to noncontrolling interests		8,108	456	(6,424)		(981)
Comprehensive loss attributable to Select Energy Services, Inc.		$ (4,172)		(1,043)
Predecessor
Net loss				(306,481)	$ (306,481)	(80,891)
Interest rate derivatives designated as cash flow hedges
Comprehensive loss				$ 306,474		$ 80,830
Less: Comprehensive loss attributable to noncontrolling interests			$ (25,332)